Organization and Principal Activities (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenue	$ 401,814
Net loss	27,555,442	(82,889,335)	(28,427,244)
VIE AGREEMENTS [Member]
Revenue	401,814
Net loss	$ (724,687)